Debt Instruments	12 Months Ended
Jul. 02, 2011
Debt Instruments
Debt Instruments

Note 12 – Debt Instruments

The composition of the corporation's long-term debt, which includes capital lease obligations, is summarized in the following table:

In millions	Maturity Date	2011	2010
Senior debt
Euro denominated – 2.25% note	2012	434	375
6.25% notes	2012	–	1,110
3.875% notes	2013	500	500
10% zero coupon notes ($19 million face value)	2014	15	14
10% – 14.25% zero coupon notes ($105 million face value)	2015	72	64
2.75% notes	2016	400	–
4.1% notes	2021	400	–
6.125% notes	2033	500	500
Total senior debt		2,321	2,563
Obligations under capital lease		3	3
Other debt		81	43
Total debt		2,405	2,609
Unamortized discounts		(5)	(6)
Hedged debt adjustment to fair value		9	26
Total long-term debt		2,409	2,629
Less current portion		(473)	(2)
		$1,936	$2,627

On September 7, 2010, the corporation completed a tender offer for any and all of its 6 1/4% Notes due September 15, 2011, of which $1.11 billion aggregate principal amount was outstanding. At the time of expiration of the tender offer, $653.3 million of the 6  1/4% notes had been validly tendered. On September 8, 2010, the corporation announced that it was redeeming the remaining $456.7 million of aggregate principal outstanding of the 6 1/4% Notes. This debt was redeemed on October 8, 2010. The corporation recognized a total charge of $55 million in 2011 associated with the early extinguishment of this debt. This charge is reported on the Debt extinguishment costs line of the Consolidated Income Statement.

In September 2010, the company issued $400 million 2.75% Notes due in September 2015 and $400 million 4.1% Notes due in September 2020, the proceeds of which were used to fund a portion of the redemption of the 6 1/4% Notes. The remaining portion of the redemption of the 6 1/4% Notes in the second quarter of 2011 was funded by cash on hand and the net proceeds from commercial paper issuances.

In March, 2010, a subsidiary of the corporation issued € 300 million of debt, which is scheduled to mature in March 2012. The notes were issued at a fixed rate of 2.25% but have effectively been converted into variable rate debt using interest rate swap instruments. The proceeds were used to retire € 285 million of debt that was scheduled to mature in 2011.

Payments required on long-term debt during the years ending 2012 through 2016 are $473 million, $521 million, $20 million, $77 million and $405 million, respectively. The corporation made cash interest payments of $123 million, $131 million and $156 million in 2011, 2010 and 2009, respectively.

In June 2011, the corporation amended its $1.85 billion five-year revolving credit facility that was set to expire in December 2011. The amendment lowered the dollar amount of the facility to $1.2 billion and extended the maturity date to the earlier of June 4, 2013 or the date on which the spin-off of the international beverage business is consummated. The credit facility has an annual fee of 0.05% as of July 2, 2011. Pricing under this facility is based on the corporation's current credit rating. As of July 2, 2011, the corporation did not have any borrowings outstanding under the credit facility. This agreement supports commercial paper borrowings and other financial instruments. The corporation had $150 million of letters of credit under this facility outstanding as of July 2, 2011. The corporation's credit facility and debt agreements contain customary representations, warranties and events of default, as well as, affirmative, negative and financial covenants with which the corporation is in compliance. One financial covenant includes a requirement to maintain an interest coverage ratio of not less than 2.0 to 1.0. The interest coverage ratio is based on the ratio of EBIT to consolidated net interest expense with consolidated EBIT equal to net income plus interest expense, income tax expense, and extraordinary or non-recurring non-cash charges and gains. For the 12 months ended July 2, 2011, the corporation's interest coverage ratio was 7.0 to 1.0.

Selected data on the corporation's short-term obligations follow:

In millions	2011	2010	2009
Maximum month-end borrowings	$605	$132	$461
Average borrowings during the year	323	69	289
Year-end borrowings	238	47	20
Weighted average interest rate during the year	2.36%	2.67%	3.60%
Weighted average interest rate at year-end	1.34	2.69	6.68